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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/11

Item 1. Reports to Stockholders.

Invesco European Small Company Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: ESMAX  ▪  B: ESMBX  ▪  C: ESMCX Y: ESMYX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.60%

Class B Shares	6.18

Class C Shares	6.17

Class Y Shares	6.67

MSCI EAFE Index▼ (Broad Market Index)	4.98

MSCI Europe Small Cap Index▼ (Style-Specific Index)	6.70

Lipper European Funds Index▼ (Peer Group Index)	7.01

▼ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks.
     The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (8/31/00)		11.72%

10	Years	16.39

5	Years	2.22

1	Year	31.43

Class B Shares

Inception (8/31/00)		11.72%

10	Years	16.38

5	Years	2.47

1	Year	33.18

Class C Shares

Inception (8/31/00)		11.51%

10	Years	16.21

5	Years	2.62

1	Year	37.14

Class Y Shares

10	Years	17.13%

5	Years	3.53

1	Year	39.35

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.71%, 2.46%, 2.46% and 1.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco European Small Company Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco European Small Company Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.46%
Austria–3.04%
Andritz AG	29,382	$3,026,129

Semperit AG Holding	32,681	1,630,803

		4,656,932

Belgium–1.66%
D’ieteren N.V.	19,953	1,364,412

Van De Velde N.V.	20,600	1,171,389

		2,535,801

Brazil–1.23%
Ocean Wilsons Holdings Ltd.	84,700	1,876,137

France–6.74%
Axway Software S.A.(a)	13,600	428,101

Axway Software S.A.–Rights(a)	13,600	30,894

Maisons France Confort	18,900	904,739

Plastic Omnium SA	82,800	2,696,462

Sopra Group S.A.	13,600	1,170,077

Sword Group	68,300	1,942,880

Tessi S.A.	17,370	1,781,422

Trigano S.A.	42,800	1,349,743

		10,304,318

Germany–7.93%
CTS Eventim AG	20,000	1,382,422

Francotyp-Postalia Holding AG(a)	163,350	810,388

MorphoSys AG(a)	66,454	1,965,559

SMT Scharf AG	49,902	1,494,809

Takkt AG	129,903	2,101,076

Wirecard AG	244,219	4,366,305

		12,120,559

Greece–2.07%
Intralot S.A.	443,825	946,404

Jumbo S.A.	293,214	2,211,748

		3,158,152

Ireland–13.17%
Abbey PLC	180,200	1,309,605

CPL Resources PLC	582,792	2,324,845

DCC PLC	154,020	4,389,114

Fyffes PLC	1,970,000	1,200,226

IFG Group PLC	742,000	1,980,475

Origin Enterprises PLC	467,757	2,544,481

Paddy Power PLC	78,872	4,289,296

Total Produce PLC	2,858,000	1,575,410

United Drug PLC	156,001	534,509

		20,147,961

Israel–1.07%
VIZRT Ltd.(a)	438,105	1,640,904

Italy–1.09%
Danieli S.p.A.–Officine Meccaniche Danieli & C.	109,967	1,663,774

Netherlands–2.28%
Mediq N.V.	120,860	2,329,996

Sligro Food Group N.V.	32,385	1,154,946

		3,484,942

Norway–5.70%
Bonheur ASA	54,050	1,383,019

Ganger Rolf ASA	57,400	1,404,880

Prosafe S.E.	402,202	3,029,194

TGS Nopec Geophysical Co. A.S.A.	103,381	2,900,235

		8,717,328

Spain–2.39%
Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	1,123,068

Miquel y Costas & Miquel, S.A.	55,000	1,715,335

Prosegur, Compania de Seguridad S.A.	15,501	824,552

		3,662,955

Sweden–0.56%
Fenix Outdoor AB	33,500	863,539

Switzerland–3.83%
Aryzta AG	71,194	3,773,116

Schweiter Technologies AG	2,999	2,079,963

		5,853,079

Turkey–2.98%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(a)	817,300	2,432,261

Yazicilar Holding A.S.–Class A	296,321	2,127,011

		4,559,272

United Kingdom–33.72%
Amlin PLC	362,057	2,360,000

Chemring Group PLC	323,585	3,324,072

Clarkson PLC	114,500	2,288,110

CPP Group PLC	847,077	1,883,106

Diploma PLC	508,327	3,063,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

Game Group PLC	514,515	$299,370

Halma PLC	423,397	2,815,560

Hargreaves Services PLC	51,288	861,092

Hill & Smith Holdings PLC	214,043	1,194,731

Homeserve PLC	389,783	3,146,973

IG Group Holdings PLC	327,151	2,291,580

Informa PLC	309,868	2,149,132

Kier Group PLC	223,548	4,879,909

Lancashire Holdings Ltd.	549,432	5,754,354

Mears Group PLC	612,962	2,764,662

Micro Focus International PLC	210,900	1,135,043

Mitie Group PLC	808,034	3,085,504

Morgan Sindall Group PLC	135,526	1,375,895

N Brown Group PLC	188,724	796,682

Playtech Ltd.	197,400	1,078,071

Tribal Group PLC	1,145,117	928,204

Tullett Prebon PLC	233,200	1,326,178

Ultra Electronics Holdings PLC	100,370	2,764,543

		51,566,534

Total Common Stocks & Other Equity Interests (Cost $107,878,369)		136,812,187

Money Market Funds–10.16%
Liquid Assets Portfolio–Institutional Class(b)	7,770,208	7,770,208

Premier Portfolio–Institutional Class(b)	7,770,207	7,770,207

Total Money Market Funds (Cost $15,540,415)		15,540,415

TOTAL INVESTMENTS–99.62% (Cost $123,418,784)		152,352,602

OTHER ASSETS LESS LIABILITIES–0.38%		576,215

NET ASSETS–100.00%		$152,928,817

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Industrials	32.1%

Consumer Discretionary	16.6

Information Technology	12.7

Financials	9.0

Consumer Staples	6.7

Energy	5.7

Materials	3.5

Health Care	3.2

Money Market Funds Plus Other Assets Less Liabilities	10.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $107,878,369)	$136,812,187

Investments in affiliated money market funds, at value and cost	15,540,415

Total investments, at value (Cost $123,418,784)	152,352,602

Foreign currencies, at value (Cost $41,692)	44,096

Receivable for:
Investments sold	699,901

Fund shares sold	288,991

Dividends	634,911

Investment for trustee deferred compensation and retirement plans	29,546

Other assets	35,594

Total assets	154,085,641

Liabilities:
Payable for:
Investments purchased	781,203

Fund shares reacquired	153,909

Accrued fees to affiliates	115,160

Accrued other operating expenses	47,004

Trustee deferred compensation and retirement plans	59,548

Total liabilities	1,156,824

Net assets applicable to shares outstanding	$152,928,817

Net assets consist of:
Shares of beneficial interest	$115,500,683

Undistributed net investment income	1,070,091

Undistributed net realized gain	7,403,147

Unrealized appreciation	28,954,896

$152,928,817

Net Assets:
Class A	$102,392,141

Class B	$12,214,732

Class C	$19,691,153

Class Y	$18,630,791

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,346,302

Class B	1,060,733

Class C	1,707,974

Class Y	1,512,856

Class A:
Net asset value per share	$12.27

Maximum offering price per share (Net asset value of $12.27 divided by 94.50%)	$12.98

Class B:
Net asset value and offering price per share	$11.52

Class C:
Net asset value and offering price per share	$11.53

Class Y:
Net asset value and offering price per share	$12.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $189,119)	$2,859,813

Dividends from affiliated money market funds	6,731

Total investment income	2,866,544

Expenses:
Advisory fees	711,645

Administrative services fees	24,794

Custodian fees	36,713

Distribution fees:
Class A	127,680

Class B	65,925

Class C	96,302

Transfer agent fees	168,178

Trustees’ and officers’ fees and benefits	10,167

Other	93,514

Total expenses	1,334,918

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(9,561)

Net expenses	1,325,357

Net investment income	1,541,187

Realized and unrealized gain from:
Net realized gain from:
Investment securities	6,556,185

Foreign currencies	41,115

6,597,300

Change in net unrealized appreciation (depreciation) of:
Investment securities	1,354,088

Foreign currencies	(1,659)

1,352,429

Net realized and unrealized gain	7,949,729

Net increase in net assets resulting from operations	$9,490,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	2011	2010

Operations:
Net investment income	$1,541,187	$1,767,087

Net realized gain	6,597,300	19,861,657

Change in net unrealized appreciation	1,352,429	1,083,607

Net increase in net assets resulting from operations	9,490,916	22,712,351

Distributions to shareholders from net investment income:
Class A	—	(1,696,124)

Class B	—	(195,982)

Class C	—	(268,735)

Class Y	—	(328,530)

Total distributions from net investment income	—	(2,489,371)

Share transactions–net:
Class A	(4,152,525)	(23,233,259)

Class B	(2,242,249)	(4,420,096)

Class C	(244,593)	(4,325,243)

Class Y	903,676	1,718,663

Net increase (decrease) in net assets resulting from share transactions	(5,735,691)	(30,259,935)

Net increase (decrease) in net assets	3,755,225	(10,036,955)

Net assets:
Beginning of period	149,173,592	159,210,547

End of period (includes undistributed net investment income (loss) of $1,070,091 and $(471,096), respectively)	$152,928,817	$149,173,592

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

8        Invesco European Small Company Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9        Invesco European Small Company Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

10        Invesco European Small Company Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $8,888.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $248.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $9,314 in front-end sales commissions from the sale of Class A shares and $1, $6,895 and $612 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

11        Invesco European Small Company Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Austria	$4,656,932	$—	$—	$4,656,932

Belgium	2,535,801	—	—	2,535,801

Brazil	1,876,137	—	—	1,876,137

France	10,304,318	—	—	10,304,318

Germany	12,120,559	—	—	12,120,559

Greece	3,158,152	—	—	3,158,152

Ireland	20,147,961	—	—	20,147,961

Israel	1,640,904	—	—	1,640,904

Italy	1,663,774	—	—	1,663,774

Netherlands	3,484,942	—	—	3,484,942

Norway	5,688,134	3,029,194	—	8,717,328

Spain	2,539,887	1,123,068	—	3,662,955

Sweden	863,539	—	—	863,539

Switzerland	5,853,079	—	—	5,853,079

Turkey	4,559,272	—	—	4,559,272

United Kingdom	51,566,534	—	—	51,566,534

United States	15,540,415	—	—	15,540,415

	$148,200,340	$4,152,262	$—	$152,352,602

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $425.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $736 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12        Invesco European Small Company Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $14,588,425 and $25,314,453, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,319,156

Aggregate unrealized (depreciation) of investment securities	(8,180,563)

Net unrealized appreciation of investment securities	$25,138,593

Cost of investments for tax purposes is $127,214,009.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	864,706	$10,468,750	2,148,234	$22,478,162

Class B	27,635	310,834	118,205	1,138,170

Class C	179,543	2,058,330	189,252	1,852,058

Class Y	162,416	1,972,501	496,619	5,084,696

Issued as reinvestment of dividends:
Class A	—	—	146,802	1,642,711

Class B	—	—	17,935	189,217

Class C	—	—	24,557	259,322

Class Y	—	—	28,698	321,997

Automatic conversion of Class B shares to Class A shares:
Class A	51,956	628,631	142,899	1,449,536

Class B	(55,237)	(628,631)	(151,509)	(1,449,536)

Reacquired:(b)
Class A	(1,267,415)	(15,249,906)	(4,875,660)	(48,803,668)

Class B	(167,264)	(1,924,452)	(459,566)	(4,297,947)

Class C	(202,654)	(2,302,923)	(679,200)	(6,436,623)

Class Y	(88,247)	(1,068,825)	(350,833)	(3,688,030)

Net increase (decrease) in share activity	(494,561)	$(5,735,691)	(3,203,567)	$(30,259,935)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $903 and $6,694 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

13        Invesco European Small Company Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$11.51	$0.13	(d)	$0.63	$0.76	$—	$—	$—	$12.27	6.60%	$102,392	1.61	%(e)	1.62	%(e)	2.16	%(e)	10%
Year ended 12/31/10	9.88	0.15	(d)	1.68	1.83	(0.20)	—	(0.20)	11.51	18.55	100,142	1.70		1.71		1.42		21
Year ended 12/31/09	6.52	0.14	(d)	3.43	3.57	(0.21)	—	(0.21)	9.88	55.07	109,963	1.80		1.81		1.68		43
Year ended 12/31/08	22.87	0.35	(d)	(12.60)	(12.25)	(0.47)	(3.63)	(4.10)	6.52	(52.80)	72,544	1.63		1.64		1.92		18
Year ended 12/31/07	27.72	0.30	(d)	1.88	2.18	(0.43)	(6.60)	(7.03)	22.87	7.88	281,248	1.43		1.45		0.97		20
Year ended 12/31/06	21.68	0.21		10.08	10.29	(0.27)	(3.98)	(4.25)	27.72	48.07	360,688	1.54		1.57		0.67		35

Class B
Six months ended 06/30/11	10.85	0.08	(d)	0.59	0.67	—	—	—	11.52	6.18	12,215	2.36	(e)	2.37	(e)	1.41	(e)	10
Year ended 12/31/10	9.35	0.07	(d)	1.59	1.66	(0.16)	—	(0.16)	10.85	17.76	13,621	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	(d)	3.23	3.30	(0.13)	—	(0.13)	9.35	53.73	16,178	2.55		2.56		0.93		43
Year ended 12/31/08	21.87	0.20	(d)	(11.98)	(11.78)	(0.28)	(3.63)	(3.91)	6.18	(53.09)	12,541	2.38		2.39		1.17		18
Year ended 12/31/07	26.73	0.06	(d)	1.83	1.89	(0.15)	(6.60)	(6.75)	21.87	7.06	50,639	2.18		2.20		0.22		20
Year ended 12/31/06	21.02	(0.01)		9.76	9.75	(0.06)	(3.98)	(4.04)	26.73	46.98	64,827	2.29		2.32		(0.08)		35

Class C
Six months ended 06/30/11	10.86	0.08	(d)	0.59	0.67	—	—	—	11.53	6.17	19,691	2.36	(e)	2.37	(e)	1.41	(e)	10
Year ended 12/31/10	9.36	0.07	(d)	1.59	1.66	(0.16)	—	(0.16)	10.86	17.74	18,801	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	(d)	3.24	3.31	(0.13)	—	(0.13)	9.36	53.89	20,556	2.55		2.56		0.93		43
Year ended 12/31/08	21.88	0.20	(d)	(11.99)	(11.79)	(0.28)	(3.63)	(3.91)	6.18	(53.15)	15,453	2.38		2.39		1.17		18
Year ended 12/31/07	26.73	0.06	(d)	1.84	1.90	(0.15)	(6.60)	(6.75)	21.88	7.10	58,252	2.18		2.20		0.22		20
Year ended 12/31/06	21.03	(0.01)		9.75	9.74	(0.06)	(3.98)	(4.04)	26.73	46.90	77,576	2.29		2.32		(0.08)		35

Class Y
Six months ended 06/30/11	11.54	0.14	(d)	0.63	0.77	—	—	—	12.31	6.67	18,631	1.36	(e)	1.37	(e)	2.41	(e)	10
Year ended 12/31/10	9.90	0.17	(d)	1.69	1.86	(0.22)	—	(0.22)	11.54	18.89	16,609	1.45		1.46		1.67		21
Year ended 12/31/09	6.53	0.16	(d)	3.44	3.60	(0.23)	—	(0.23)	9.90	55.19	12,514	1.55		1.56		1.93		43
Year ended 12/31/08(f)	14.54	0.04	(d)	(3.95)	(3.91)	(0.47)	(3.63)	(4.10)	6.53	(25.69)	6,441	1.67	(g)	1.67	(g)	1.90	(g)	18

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $102,991 $13,294, $19,420 and $17,780 for Class A, Class B, Class C,and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14        Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,066.00	$8.25	$1,016.81	$8.05	1.61%

B	1,000.00	1,061.80	12.06	1,013.09	11.78	2.36

C	1,000.00	1,061.70	12.06	1,013.09	11.78	2.36

Y	1,000.00	1,066.70	6.97	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15        Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco European Small Company Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and

16        Invesco European Small Company Fund

satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper European Region Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that other Invesco Advisers’ affiliated investment advisers advise an offshore fund with a comparable investment strategy; however, the Board did not consider comparisons of fees charged to that fund to be apt, as those fees may include more than investment management services.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17        Invesco European Small Company Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ESC-SAR-1	Invesco Distributors, Inc.

Invesco Global Core Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: AWSAX ▪ B: AWSBX ▪ C: AWSCX ▪ R: AWSRX ▪ Y: AWSYX ▪ Institutional: AWSIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.26%

Class B Shares	2.99

Class C Shares	2.91

Class R Shares	3.08

Class Y Shares	3.33

Institutional Class Shares	3.54

MSCI World Index▼ (Broad Market/Style-Specific Index)	5.29

Lipper Global Large-Cap Core Funds Index▼ (Peer Group Index)	6.35

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Class R shares incepted on May 20, 2011. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.25%, 1.52%, 2.00%, 1.50%, 1.00% and 0.94%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.27%, 2.02%, 2.02%, 1.52%, 1.02% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (12/29/00)		4.60%

10	Years	5.43

5	Years	-0.97

1	Year	19.21

Class B Shares

Inception (12/29/00)		4.62%

10	Years	5.44

5	Years	-0.95

1	Year	20.27

Class C Shares

Inception (12/29/00)		4.43%

10	Years	5.28

5	Years	-0.60

1	Year	24.26

Class R Shares

10	Years	5.76%

5	Years	-0.11

1	Year	25.80

Class Y Shares

10	Years	6.09%

5	Years	0.26

1	Year	26.36

Institutional Class Shares

10	Years	6.37%

5	Years	0.73

1	Year	26.83
seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower for Class A, C, R, and Y shares and Institutional Class shares. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower for Class B shares.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

2 Invesco Global Core Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3      Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.55%
Australia–4.46%
Australia & New Zealand Banking Group Ltd.	812,758	$19,193,632

BHP Billiton Ltd.	908,667	42,944,569

Macquarie Group Ltd.	458,273	15,430,420

Telstra Corp. Ltd.	6,498,944	20,179,717

		97,748,338

Bermuda–0.71%
PartnerRe Ltd.	226,742	15,611,187

Brazil–1.48%
Banco Santander Brasil S.A.(a)	510,400	5,921,425

Companhia Energetica de Minas Gerais–ADR	270,243	5,577,816

PDG Realty S.A. Empreendimentos e Participacoes	1,193,700	6,721,732

Petroleo Brasileiro S.A.–ADR	233,368	7,901,840

Vale S.A.–ADR	197,921	6,323,575

		32,446,388

Canada–2.26%
Nexen, Inc.	1,080,958	24,367,510

Toronto-Dominion Bank (The)	296,682	25,158,289

		49,525,799

China–1.31%
China Construction Bank Corp.–Class H	4,116,196	3,426,006

China Dongxiang Group Co.	10,774,000	3,437,607

China Minsheng Banking Corp., Ltd.–Class H	7,987,500	7,398,327

CNOOC Ltd.	2,174,575	5,108,703

KWG Property Holding Ltd.	4,184,000	2,800,422

Renhe Commercial Holdings Co., Ltd.	33,456,000	6,448,976

		28,620,041

Finland–0.54%
Nokia Corp.–ADR	1,825,310	11,718,490

France–5.50%
BNP Paribas	588,965	45,477,190

Bouygues S.A.	501,842	22,068,471

Sanofi-Aventis S.A.	332,095	26,707,500

Total S.A.	453,098	26,211,687

		120,464,848

Germany–2.48%
Deutsche Lufthansa AG	1,327,213	28,926,959

Salzgitter AG	332,126	25,336,914

		54,263,873

Hong Kong–2.05%
Cheung Kong (Holdings) Ltd.	1,385,000	20,368,144

China Mobile Ltd.	625,500	5,820,280

Esprit Holdings Ltd.	5,989,626	18,658,007

		44,846,431

India–0.57%
Canara Bank Ltd.	388,941	4,568,293

Grasim Industries Ltd.	62,030	2,911,900

Oil and Natural Gas Corp. Ltd.	821,229	5,048,408

		12,528,601

Indonesia–0.17%
PT Telekomunikasi Indonesia Tbk	4,342,000	3,727,519

Ireland–0.00%
Anglo Irish Bank Corp. Ltd.(b)(c)	102,453	0

Italy–1.04%
Eni S.p.A.	964,000	22,860,146

Japan–11.25%
Asahi Group Holdings Ltd.	1,657,700	33,408,275

FUJIFILM Holdings Corp.	593,106	18,490,375

Mitsubishi Corp.	1,123,331	28,150,237

Mitsubishi UFJ Financial Group, Inc.	5,572,131	27,131,713

Nippon Telegraph & Telephone Corp.	665,600	32,371,131

Nippon Yusen Kabushiki Kaisha	5,931,429	22,087,963

Nissan Motor Co., Ltd.	3,892,604	40,869,322

Seven & I Holdings Co., Ltd.	712,200	19,163,089

Sumitomo Chemical Co., Ltd.	4,947,700	24,716,150

		246,388,255

Mexico–0.34%
America Movil S.A.B. de C.V.–Series L	4,038,200	5,444,958

Desarrolladora Homex S.A.B. de C.V.–ADR(c)	79,969	2,017,618

		7,462,576

Netherlands–0.99%
Unilever N.V.	657,964	21,575,174

Norway–2.18%
Statoil A.S.A.	789,289	19,991,262

Yara International A.S.A.	489,753	27,691,019

		47,682,281

Poland–0.28%
KGHM Polska Miedz S.A.	85,961	6,175,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Core Equity Fund

	Shares	Value

Russia–0.67%
Gazprom OAO–ADR	306,786	$4,493,359

Magnitogorsk Iron & Steel Works–Reg S–GDR	418,948	4,767,628

Rosneft Oil Co. Reg S–GDR	633,404	5,333,262

		14,594,249

South Africa–1.00%
Sasol Ltd.	103,742	5,462,140

Standard Bank Group Ltd.	370,064	5,476,504

Steinhoff International Holdings Ltd.(c)	1,788,331	6,080,923

Tiger Brands Ltd.	167,940	4,905,733

		21,925,300

South Korea–2.44%
Dongbu Insurance Co., Ltd.	95,990	4,989,880

Hyundai Mipo Dockyard Co., Ltd.	38,638	6,166,136

Hyundai Mobis	29,325	10,986,747

KT&G Corp.	66,444	4,132,330

LG Electronics, Inc.	29,699	2,317,989

POSCO	15,140	6,579,834

Samsung Electronics Co., Ltd.	10,637	8,267,493

Shinhan Financial Group Co., Ltd.	107,380	5,129,067

SK Telecom Co., Ltd.	661	99,837

SK Telecom Co., Ltd.–ADR	257,425	4,813,847

		53,483,160

Spain–3.21%
Banco Santander S.A.	2,017,479	23,304,158

Iberdrola S.A.	2,898,468	25,803,125

Telefonica S.A.	867,916	21,226,722

		70,334,005

Switzerland–5.48%
ACE Ltd.	724,621	47,694,554

Holcim Ltd.(c)	310,205	23,414,831

Swisscom AG	58,687	26,913,917

Zurich Financial Services AG(c)	86,492	21,875,089

		119,898,391

Taiwan–0.75%
AU Optronics Corp.–ADR(c)	418,439	2,878,860

Coretronic Corp	2,145,000	3,395,802

HTC Corp.	118,284	4,040,565

Powertech Technology, Inc.	1,821,200	6,120,409

		16,435,636

Thailand–0.34%
Bangkok Bank PCL–NVDR	1,006,900	5,175,348

PTT PCL	213,600	2,335,119

		7,510,467

Turkey–0.17%
Asya Katilim Bankasi A.S.(c)	2,364,980	3,686,629

United Arab Emirates–0.21%
Dragon Oil PLC	559,182	4,689,662

United Kingdom–7.35%
Barclays PLC	5,802,097	23,883,050

GlaxoSmithKline PLC	905,230	19,382,816

Imperial Tobacco Group PLC	1,418,955	47,168,364

National Grid PLC	2,039,530	20,072,278

Royal Dutch Shell PLC–Class B	1,413,608	50,462,164

		160,968,672

United States–36.32%
3M Co.	282,545	26,799,393

Apache Corp.	191,732	23,657,811

Archer-Daniels-Midland Co.	1,293,082	38,986,422

Avon Products, Inc.	607,372	17,006,416

Bank of America Corp.	2,012,611	22,058,217

Bank of New York Mellon Corp. (The)	725,523	18,587,899

Best Buy Co., Inc.	822,525	25,835,510

Chevron Corp.	487,158	50,099,329

Cisco Systems, Inc.	991,800	15,481,998

Coach, Inc.	684,613	43,767,309

ConocoPhillips	537,562	40,419,287

CVS Caremark Corp.	732,293	27,519,571

Energen Corp.	468,927	26,494,376

GameStop Corp.–Class A(c)	998,576	26,632,022

General Dynamics Corp.	573,957	42,771,276

Gilead Sciences, Inc.(c)	530,066	21,950,033

Johnson & Johnson	578,277	38,466,986

Merck & Co., Inc.	1,004,814	35,459,886

Microsoft Corp.	798,590	20,763,340

Morgan Stanley	870,770	20,036,418

Oracle Corp.	1,233,443	40,592,609

Stryker Corp.	371,731	21,816,892

Valero Energy Corp.	1,036,809	26,511,206

W. R. Berkley Corp.	616,252	19,991,215

WellPoint, Inc.	622,716	49,051,339

Western Digital Corp.(c)	1,502,288	54,653,238

		795,409,998

Total Common Stocks & Other Equity Interests (Cost $1,990,429,213)		2,092,581,790

Preferred Stocks–2.04%
Brazil–0.14%
Usinas Siderurgicas de Minas Gerais S.A.–Class A–Pfd.(c)	345,500	3,034,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Core Equity Fund

	Shares	Value

Germany–1.90%
Porsche Automobil Holding SE -1.04% Pfd.	523,424	$41,532,553

Total Preferred Stocks (Cost $36,764,663)		44,567,021

Money Market Funds–0.49%
Liquid Assets Portfolio–Institutional Class(d)	5,321,545	5,321,545

Premier Portfolio–Institutional Class(d)	5,321,546	5,321,546

Total Money Market Funds (Cost $10,643,091)		10,643,091

TOTAL INVESTMENTS–98.08% (Cost $2,037,836,967)		2,147,791,902

OTHER ASSETS LESS LIABILITIES–1.92%		41,967,654

NET ASSETS–100.00%		$2,189,759,556

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Each unit represents 55 shares of common stock and 50 shares of preferred stock.
(b)	Security considered to be illiquid. The aggregate value of this security considered illiquid at June 30, 2011 was $0, which represented 0.00% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	19.2%

Energy	14.8

Consumer Discretionary	10.5

Consumer Staples	9.8

Health Care	9.7

Information Technology	8.5

Industrials	8.1

Materials	7.9

Telecommunication Services	5.5

Utilities	3.6

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $2,027,193,876)	$2,137,148,811

Investments in affiliated money market funds, at value and cost	10,643,091

Total investments, at value (Cost $2,037,836,967)	2,147,791,902

Foreign currencies, at value (Cost $1,058,912)	1,094,145

Receivable for:
Investments sold	65,998,878

Fund shares sold	637,123

Dividends	7,097,548

Fund expenses absorbed	7,501

Investment for trustee deferred compensation and retirement plans	51,329

Other assets	55,609

Total assets	2,222,734,035

Liabilities:
Payable for:
Investments purchased	22,983,671

Fund shares reacquired	6,978,194

Accrued fees to affiliates	1,764,266

Accrued other operating expenses	1,039,446

Trustee deferred compensation and retirement plans	208,902

Total liabilities	32,974,479

Net assets applicable to shares outstanding	$2,189,759,556

Net assets consist of:
Shares of beneficial interest	$1,946,303,022

Undistributed net investment income	7,203,967

Undistributed net realized gain	126,120,196

Unrealized appreciation	110,132,371

$2,189,759,556

Net Assets:
Class A	$1,674,679,922

Class B	$187,982,446

Class C	$272,693,138

Class R	$854,640

Class Y	$53,517,618

Institutional Class	$31,792

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	124,121,130

Class B	14,518,616

Class C	21,062,914

Class R	63,382

Class Y	3,963,075

Institutional Class	2,333

Class A:
Net asset value per share	$13.49

Maximum offering price per share (Net asset value of $13.49 divided by 94.50%)	$14.28

Class B:
Net asset value and offering price per share	$12.95

Class C:
Net asset value and offering price per share	$12.95

Class R:
Net asset value and offering price per share	$13.48

Class Y:
Net asset value and offering price per share	$13.50

Institutional Class:
Net asset value and offering price per share	$13.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $451,018)	$10,722,587

Dividends from affiliated money market funds (includes securities lending income of $329,019)	348,222

Interest	8,879

Total investment income	11,079,688

Expenses:
Advisory fees	2,099,821

Administrative services fees	82,200

Custodian fees	63,576

Distribution fees:
Class A	503,003

Class B	245,246

Class C	342,573

Class R	442

Transfer agent fees — A, B, C, R and Y	614,239

Transfer agent fees — Institutional	14

Trustees’ and officers’ fees and benefits	10,737

Other	201,028

Total expenses	4,162,879

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(333,483)

Net expenses	3,829,396

Net investment income	7,250,292

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $12,801)	162,470,747

Foreign currencies	(274,923)

162,195,824

Change in net unrealized appreciation (depreciation) of:
Investment securities	(172,800,431)

Foreign currencies	130,751

(172,669,680)

Net realized and unrealized gain (loss)	(10,473,856)

Net increase (decrease) in net assets resulting from operations	$(3,223,564)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$7,250,292	$514,097

Net realized gain	162,195,824	1,364,382

Change in net unrealized appreciation (depreciation)	(172,669,680)	2,511,608

Net increase (decrease) in net assets resulting from operations	(3,223,564)	4,390,087

Distributions to shareholders from net investment income:
Class A	(192,103)	(361,718)

Class B	(32,513)	(31,857)

Class C	(38,269)	(36,303)

Class Y	(2,592)	(7,114)

Institutional Class	(82)	(368)

Total distributions from net investment income	(265,559)	(437,360)

Share transactions–net:
Class A	1,534,353,488	(12,568,445)

Class B	265,536,785	(4,271,634)

Class C	262,474,789	(2,389,057)

Class R	855,633	—

Class Y	53,027,135	(9,992)

Institutional Class	1,065	18,681

Net increase (decrease) in net assets resulting from share transactions	2,116,248,895	(19,220,447)

Net increase (decrease) in net assets	2,112,759,772	(15,267,720)

Net assets:
Beginning of period	76,999,784	92,267,504

End of period (includes undistributed net investment income of $7,203,967 and $219,234, respectively)	$2,189,759,556	$76,999,784

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class R shares commenced operations on May 23, 2011. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Global Core Equity Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco Global Core Equity Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated

11        Invesco Global Core Equity Fund

and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional shares to 1.25%, 1.52% (after Rule 12-1 fee limit), 2.00%, 1.50%, 1.00% and 1.00%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013 for Class A, Class B, Class C, Class R , Class Y and Institutional Class shares.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $5,062.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $204.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees. For the six months ended June 30, 2011, the Adviser reimbursed class level expenses of $171,485, $20,903, $29,198, $85, and $5,471, of Class A, Class B, Class C, Class R, and Class Y shares, respectively.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal

12        Invesco Global Core Equity Fund

shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective May 23, 2011, IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B shares to 0.52% of average daily net assets through at least June 30, 2013. 12b-1 fees before fee waivers incurred under the Plan are detailed in the Statement of Operations of distribution fees. For the six months ended June 30, 2011, 12b-1 fees incurred for Class B shares were $144,800 after fee waivers of $100,446.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $14,027 in front-end sales commissions from the sale of Class A shares and $328, $27,713 and $7,724 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$97,748,338	$—	$97,748,338

Bermuda	15,611,187	—	—	15,611,187

Brazil	35,480,856	—	—	35,480,856

Canada	49,525,799	—	—	49,525,799

China	6,448,976	22,171,065	—	28,620,041

Finland	11,718,490	—	—	11,718,490

France	120,464,848	—	—	120,464,848

Germany	95,796,426	—	—	95,796,426

Hong Kong	—	44,846,431	—	44,846,431

India	4,568,293	7,960,308	—	12,528,601

Indonesia	—	3,727,519	—	3,727,519

Ireland	—	—	—	—

Italy	—	22,860,146	—	22,860,146

Japan	—	246,388,255	—	246,388,255

Mexico	7,462,576	—	—	7,462,576

Netherlands	21,575,174	—	—	21,575,174

Norway	19,991,262	27,691,019	—	47,682,281

Poland	6,175,674	—	—	6,175,674

Russia	10,100,890	4,493,359	—	14,594,249

South Africa	16,448,796	5,476,504	—	21,925,300

South Korea	31,502,638	21,980,522	—	53,483,160

Spain	70,334,005	—	—	70,334,005

Switzerland	119,898,391	—	—	119,898,391

Taiwan	2,878,860	13,556,776	—	16,435,636

13        Invesco Global Core Equity Fund

	Level 1*	Level 2*	Level 3	Total

Thailand	5,175,348	2,335,119	—	7,510,467

Turkey	3,686,629	—		3,686,629

United Arab Emirates	4,689,662	—		4,689,662

United Kingdom	140,896,394	20,072,278		160,968,672

United States	806,053,089	—	—	806,053,089

	$1,606,484,263	$541,307,639	$—	$2,147,791,902

* Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $629.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $685 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$20,920,477

December 31, 2017	14,435,804

Total capital loss carryforward	$35,356,281

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

14        Invesco Global Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $1,238,954,590 and $69,516,341, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,148,587

Aggregate unrealized (depreciation) of investment securities	(31,912,997)

Net unrealized appreciation of investment securities	$109,235,590

Cost of investments for tax purposes is $2,038,556,312.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	872,810	$11,641,977	243,231	$2,969,293

Class B	29,997	386,887	47,566	559,690

Class C	146,577	1,892,985	62,068	733,655

Class Rˆ	1,767	23,094	—	—

Class Y	113,578	1,525,424	15,143	190,907

Institutional Class	30	404	2,085	26,554

Issued as reinvestment of dividends:
Class A	13,213	183,377	26,185	337,525

Class B	2,311	30,256	2,399	29,773

Class C	2,720	35,634	2,721	33,793

Class Y	178	2,434	522	6,717

Institutional Class	3	41	17	226

Issued in connection with acquisitions:(b)
Class A	125,068,865	1,603,188,232	—	—

Class B	15,457,247	287,116,165	—	—

Class C	22,438,897	291,205,521	—	—

Class Rˆ	62,480	843,819	—	—

Class Y	4,738,188	64,064,727	—	—

Institutional Class	589	8,035	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	865,491	11,522,884	177,051	2,154,048

Class B	(901,404)	(11,522,884)	(183,698)	(2,154,048)

Reacquired:(c)
Class A	(6,948,430)	(92,182,982)	(1,483,998)	(18,029,311)

Class B	(822,672)	(10,473,639)	(231,364)	(2,707,049)

Class C	(2,399,322)	(30,659,351)	(269,769)	(3,156,505)

Class Rˆ	(865)	(11,280)	—	—

Class Y	(941,386)	(12,565,450)	(16,812)	(207,616)

Institutional Class	(547)	(7,415)	(706)	(8,099)

Net increase (decrease) in share activity	157,800,315	$2,116,248,895	(1,607,359)	$(19,220,447)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Trust has no knowledge as to whether all or portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all of the net assets of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 167,766,266 shares of the Fund for

15        Invesco Global Core Equity Fund

35,013,131 shares outstanding of Invesco Global Dividend Growth Securities Fund, 1,577,538 shares outstanding of Invesco Global Fund, 11,100,636 shares outstanding of Invesco Van Kampen Global Equity Allocation Fund and 85,382,546 shares outstanding of Invesco Van Kampen Global Franchise Fund as of the close of business on May 20, 2011. Each class of shares of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund, with the exception of Class B Shares of Invesco Global Dividend Growth Securities Fund and Invesco Van Kampen Global Equity Allocation Fund, were exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund to the net asset value of the Fund on the close of business, May 20, 2011. Class B Shares of Invesco Global Dividend Growth Securities Fund and Invesco Van Kampen Global Equity Allocation Fund were exchanged for Class A Shares of the Fund. Invesco Global Dividend Growth Securities Fund’s net assets at that date of $359,012,195, including $56,889,566 of unrealized appreciation, Invesco Global Fund’s net assets at that date of $17,754,131, including $1,508,865 of unrealized appreciation, Invesco Van Kampen Global Equity Allocation Fund’s net assets at that date of $196,249,902, including $25,187,697 of unrealized appreciation, and Invesco Van Kampen Global Franchise Fund’s net assets at that date of $1,673,410,271, including $192,749,625 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $73,994,151. The net assets of the Fund immediately following the acquisition were $2,320,420,650.
(c)	Net of redemption fees of $47,673 and $756 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.
ˆ	Commencement date of May 23, 2011.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/11	$13.12	$0.19	$0.23	$0.42	$(0.05)	$—	$(0.05)	$13.49	3.26%	$1,674,680	1.31	%(e)	1.40	%(e)	2.88	%(e)	17%
Year ended 12/31/10	12.36	0.10	0.74	0.84	(0.08)	—	(0.08)	13.12	6.85	55,730	1.78		1.78		0.84		35
Year ended 12/31/09	9.56	0.12	2.76	2.88	(0.08)	—	(0.08)	12.36	30.08	65,333	1.93		1.93		1.10		43
Year ended 12/31/08	15.75	0.12	(6.27)	(6.15)	(0.04)	—	(0.04)	9.56	(39.03)	60,767	1.58		1.59		0.96		146
Year ended 12/31/07	16.14	0.18	0.19	0.37	(0.22)	(0.54)	(0.76)	15.75	2.31	139,688	1.44		1.47		1.08		35
Year ended 12/31/06	13.97	0.14	2.82	2.96	(0.17)	(0.62)	(0.79)	16.14	21.16	149,283	1.53		1.58		0.88		24

Class B
Six months ended 06/30/11	12.63	0.16	0.21	0.37	(0.05)	—	(0.05)	12.95	2.99	187,982	1.65	(e)	2.15	(e)	2.54	(e)	17
Year ended 12/31/10	11.95	0.01	0.71	0.72	(0.04)	—	(0.04)	12.63	6.03	9,509	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.65	2.69	—	—	—	11.95	29.05	13,360	2.68		2.68		0.35		43
Year ended 12/31/08	15.37	0.03	(6.10)	(6.07)	(0.04)	—	(0.04)	9.26	(39.48)	15,675	2.33		2.34		0.21		146
Year ended 12/31/07	15.73	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.37	1.62	50,018	2.19		2.22		0.33		35
Year ended 12/31/06	13.65	0.02	2.75	2.77	(0.07)	(0.62)	(0.69)	15.73	20.27	65,013	2.28		2.33		0.13		24

Class C
Six months ended 06/30/11	12.63	0.13	0.24	0.37	(0.05)	—	(0.05)	12.95	2.91	272,693	2.06	(e)	2.15	(e)	2.13	(e)	17
Year ended 12/31/10	11.96	0.01	0.70	0.71	(0.04)	—	(0.04)	12.63	5.95	11,042	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.66	2.70	—	—	—	11.96	29.16	12,900	2.68		2.68		0.35		43
Year ended 12/31/08	15.38	0.03	(6.11)	(6.08)	(0.04)	—	(0.04)	9.26	(39.52)	12,604	2.33		2.34		0.21		146
Year ended 12/31/07	15.74	0.05	0.20	0.25	(0.07)	(0.54)	(0.61)	15.38	1.62	34,626	2.19		2.22		0.33		35
Year ended 12/31/06	13.66	0.02	2.75	2.77	(0.07)	(0.62)	(0.69)	15.74	20.26	44,587	2.28		2.33		0.13		24

Class R
Six months ended 06/30/11(f)	13.51	0.25	(0.28)	(0.03)	—	—	—	13.48	(0.22)	855	1.50	(e)(g)	1.60	(e)(g)	3.01	(e)(g)	17

Class Y
Six months ended 06/30/11	13.11	0.20	0.24	0.44	(0.05)	—	(0.05)	13.50	3.33	53,518	1.06	(e)	1.15	(e)	3.13	(e)	17
Year ended 12/31/10	12.36	0.13	0.74	0.87	(0.12)	—	(0.12)	13.11	7.05	689	1.53		1.53		1.09		35
Year ended 12/31/09	9.56	0.14	2.76	2.90	(0.10)	—	(0.10)	12.36	30.39	663	1.68		1.68		1.35		43
Year ended 12/31/08(h)	11.29	0.02	(1.71)	(1.69)	(0.04)	—	(0.04)	9.56	(14.95)	345	1.67	(g)	1.67	(g)	0.87	(g)	146

Institutional Class
Six months ended 06/30/11	13.21	0.21	0.26	0.47	(0.05)	—	(0.05)	13.63	3.54	32	1.02	(e)	1.02	(e)	3.17	(e)	17
Year ended 12/31/10	12.45	0.17	0.75	0.92	(0.16)	—	(0.16)	13.21	7.45	30	1.23		1.23		1.38		35
Year ended 12/31/09	9.61	0.17	2.82	2.99	(0.15)	—	(0.15)	12.45	31.17	11	1.24		1.24		1.79		43
Year ended 12/31/08	15.77	0.22	(6.34)	(6.12)	(0.04)	—	(0.04)	9.61	(38.79)	118	0.97		0.98		1.57		146
Year ended 12/31/07	16.17	0.26	0.19	0.45	(0.31)	(0.54)	(0.85)	15.77	2.84	111,805	0.93		0.96		1.59		35
Year ended 12/31/06	13.98	0.22	2.83	3.05	(0.24)	(0.62)	(0.86)	16.17	21.81	51,005	0.98		1.03		1.43		24

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,736,154,552 and sold of $1,111,148,828 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $405,737, $49,456, $69,082, $178, $12,944 and $29 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively
(f)	Commencement date of May 23, 2011.
(g)	Annualized.
(h)	Commencement date of October 3, 2008.

16        Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period2 3	Ratio
A	$1,000.00	$1,032.60	$6.60	$1,018.30	$6.56	1.31%

B	1,000.00	1,029.90	8.30	1,016.61	8.25	1.65

C	1,000.00	1,029.10	10.36	1,014.58	10.29	2.06

R	1,000.00	997.80	1.60	1,017.36	7.50	1.50

Y	1,000.00	1,033.30	5.34	1,019.54	5.31	1.06

Institutional	1,000.00	1,035.40	5.15	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011 (as of the close of business May 23, 2011, through June 30, 2011, for the Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 39 (as of close of business May 23, 2011, through June 30, 2011)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R shares of each Fund and other funds because such data is based on a full six month period.

17        Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Large-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one and five year periods and the fourth

18        Invesco Global Core Equity Fund

quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that performance since repositioning the Fund in 2008 has been affected by the high-quality, large-cap bias of the Fund, but that the manager has a solid long term record of managing assets with a quality-biased process. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers does not serve as an adviser to other domestic mutual funds with investment strategies comparable to those of the Fund. Affiliated Sub-Advisers and other Invesco Advisers’ affiliated investment advisers do advise funds with comparable investment strategies in other jurisdictions; however, the Board did not consider comparisons of fees charged to those funds to be apt, as those fees may include more than investment management services.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Global Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GCE-SAR-1           Invesco Distributors, Inc.

Invesco International Small Company Fund
Semiannual Report to Shareholders ■ June  30, 2011

Nasdaq:
A: IEGAX    ■   B: IEGBX   ■   C: IEGCX   ■   Y: IEGYX   ■   Institutional: IEGIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.44%

Class B Shares	5.02

Class C Shares	5.02

Class Y Shares	5.54

Institutional Class Shares	5.62

MSCI EAFE Index▼ (Broad Market Index)	4.98

MSCI World Ex-U.S. Small Cap Index▼ (Style-Specific Index)	3.13

Lipper International Small/Mid-Cap Growth Funds Index▼ (Peer Group Index)	2.88

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

The MSCI World Ex-U.S. Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the U.S.

The Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (8/31/00)	11.84%

10 Years	17.04

5 Years	5.22

1 Year	34.75

Class B Shares

Inception (8/31/00)	11.84%

10 Years	17.04

5 Years	5.36

1 Year	36.39

Class C Shares

Inception (8/31/00)	11.63%

10 Years	16.88

5 Years	5.63

1 Year	40.39

Class Y Shares

10 Years	17.79%

5 Years	6.57

1 Year	42.80

Institutional Class Shares

10 Years	18.02%

5 Years	6.91

1 Year	43.14

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.58%, 2.33%, 2.33%, 1.33% and 1.11%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco International Small Company Fund

Letters to Shareholders

     Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco International Small Company Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks–94.22%
Austria–1.26%
Andritz AG	68,372	$7,041,810

Belgium–0.71%
S.A. D’leteren N.V.	58,195	3,979,449

Brazil–3.83%
Diagnosticos da America S.A.(a)	431,900	5,851,816

Equatorial Energia S.A.	377,600	2,844,700

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	980,870	12,755,708

		21,452,224

Canada–21.07%
Aastra Technologies Ltd.	166,100	3,258,619

Bird Construction, Inc.	270,000	3,270,012

Breakwater Resources, Ltd.(a)	859,368	6,611,894

Calian Technologies Ltd.	142,000	2,760,784

Calvalley Petroleum Inc.–Class A(a)	952,024	2,152,024

Canam Group Inc.	500,000	3,489,216

Canyon Services Group, Inc.	453,000	6,256,698

Churchill Corp. (The)–Class A	243,500	4,138,288

Cline Mining Corp.(a)	1,478,826	3,511,522

Descartes Systems Group Inc. (The)(a)	500,000	3,592,908

Epsilon Energy Ltd.(a)	729,800	2,671,292

Glentel Inc.	605,800	11,306,927

Grande Cache Coal Corp.(a)	270,000	2,460,908

Hammond Power Solutions Inc.	249,800	2,382,995

Le Chateau Inc.–Class A	291,000	2,564,807

MI Developments, Inc.–Class A	237,000	7,211,910

MOSAID Technologies Inc.	190,500	5,530,900

Northern Dynasty Minerals Ltd.(a)	348,177	3,538,091

Onex Corp.	181,599	7,036,867

Paramount Resources Ltd. Class A(a)	293,246	8,410,602

Total Energy Services Inc.	1,014,790	15,110,311

TransGlobe Energy Corp.(a)	315,480	3,598,382

Trilogy Energy Corp.	290,500	7,184,182

		118,050,139

China–1.85%
Franshion Properties China Ltd.	13,014,000	3,318,111

Vinda International Holdings Ltd.	4,198,000	4,746,584

Xinyi Glass Holdings Ltd.	2,282,000	2,274,481

		10,339,176

Germany–3.89%
CTS Eventim AG	46,000	3,179,570

MorphoSys AG(a)	161,823	4,786,358

Wirecard AG	773,129	13,822,499

		21,788,427

Greece–1.44%
Intralot S.A.	1,053,522	2,246,511

Jumbo S.A.	771,940	5,822,836

		8,069,347

Hong Kong–3.69%
First Pacific Co. Ltd.	13,492,000	12,049,989

Paliburg Holdings Ltd.	22,152,170	8,653,970

		20,703,959

Indonesia–0.59%
Indopoly Swakarsa Industry Tbk PT(a)	131,369,000	3,300,814

Ireland–4.49%
DCC PLC	318,895	9,087,563

Paddy Power PLC	271,681	14,774,825

United Drug PLC	371,518	1,272,939

		25,135,327

Italy–1.30%
Ansaldo STS S.p.A.	145,055	2,033,678

Danieli S.p.A.–Officine Meccaniche Danieli & C.	346,333	5,239,935

		7,273,613

Japan–6.56%
EXEDY Corp.	414,700	14,259,464

Nippon Ceramic Co., Ltd.	617,100	12,535,985

PIGEON Corp.	121,100	3,987,760

THK Co., Ltd.	236,100	6,011,143

		36,794,352

Malaysia–6.05%
IGB Corp. Berhad	28,054,871	19,881,258

Parkson Holdings Berhad	7,038,129	14,030,577

		33,911,835

Netherlands–1.30%
Aalberts Industries N.V.	311,030	7,273,024

New Zealand–0.84%
Freightways Ltd.	1,770,681	4,702,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Small Company Fund

	Shares	Value

Norway–4.09%
Bonheur ASA	134,300	$3,436,438

Prosafe S.E.	1,001,901	7,545,841

TGS Nopec Geophysical Co. A.S.A.	425,806	11,945,496

		22,927,775

Philippines–5.97%
Energy Development Corp.	57,750,850	8,793,832

First Gen Corp.(a)	45,767,041	14,982,049

Manila Water Co.	22,517,600	9,674,497

		33,450,378

South Korea–2.53%
Lotte Confectionery Co., Ltd.	4,091	6,527,172

MegaStudy Co., Ltd.	28,352	3,816,161

S1 Corp.	73,695	3,814,201

		14,157,534

Switzerland–1.75%
Aryzta AG	185,041	9,806,742

Thailand–3.92%
BEC World PCL	3,986,800	4,490,205

CP ALL PCL	3,581,800	5,180,182

Major Cineplex Group PCL	15,024,100	7,549,112

Siam Commercial Bank PCL	1,318,100	4,764,808

		21,984,307

Turkey–0.86%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(a)	1,620,000	4,821,072

United Kingdom–16.23%
Amlin PLC	693,960	4,523,447

Chemring Group PLC	694,575	7,135,119

CPP Group PLC	1,492,239	3,317,342

Game Group PLC	1,272,045	740,138

Halma PLC	882,852	5,870,903

Homeserve PLC	1,096,501	8,852,769

IG Group Holdings PLC	901,373	6,313,808

Informa PLC	1,166,809	8,092,564

Kier Group PLC	452,426	9,876,170

Lancashire Holdings Ltd.	934,000	9,782,041

Micro Focus International PLC	740,297	3,984,205

Mitie Group PLC	2,967,423	11,331,202

Playtech Ltd.	454,000	2,479,454

Tullett Prebon PLC	585,000	3,326,819

Ultra Electronics Holdings PLC	193,400	5,326,916

		90,952,897

Total Common (Cost $373,571,266)		527,916,288

Preferred Stocks–0.16%
Canada–0.16%
FirstService Corp.–Series 1, 7.00% Pfd.	36,320	909,816

Total Preferred Stocks (Cost $908,000)		909,816

Money Market Funds–5.93%
Liquid Assets Portfolio–Institutional Class(b)	16,626,079	16,626,079

Premier Portfolio–Institutional Class(b)	16,626,079	16,626,079

Total Money Market Funds (Cost $33,252,158)		33,252,158

TOTAL INVESTMENTS–100.31% (Cost $407,731,424)		562,078,262

OTHER ASSETS LESS LIABILITIES–(0.31)%		(1,743,459)

NET ASSETS–100.00%		$560,334,803

Investment Abbreviations:

Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Small Company Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Industrials	20.3%

Consumer Discretionary	19.2

Energy	12.2

Financials	12.0

Information Technology	9.6

Consumer Staples	7.5

Utilities	6.5

Materials	5.0

Health Care	2.1

Money Market Funds Plus Other Assets Less Liabilities	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $374,479,266)	$528,826,104

Investments in affiliated money market funds, at value and cost	33,252,158

Total investments, at value (Cost $407,731,424)	562,078,262

Foreign currencies, at value (Cost $193,451)	207,545

Receivable for:
Investments sold	817,470

Fund shares sold	687,674

Dividends	982,447

Investment for trustee deferred compensation and retirement plans	31,777

Other assets	60,964

Total assets	564,866,139

Liabilities:
Payable for:
Investments purchased	1,529,276

Fund shares reacquired	564,725

Amount due custodian	13,503

Accrued fees to affiliates	384,214

Accrued other operating expenses	1,954,704

Trustee deferred compensation and retirement plans	84,914

Total liabilities	4,531,336

Net assets applicable to shares outstanding	$560,334,803

Net assets consist of:
Shares of beneficial interest	$451,170,268

Undistributed net investment income	2,107,207

Undistributed net realized gain (loss)	(47,292,173)

Unrealized appreciation	154,349,501

$560,334,803

Net Assets:
Class A	$380,071,435

Class B	$22,341,379

Class C	$47,488,830

Class Y	$39,169,430

Institutional Class	$71,263,729

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,233,325

Class B	1,173,192

Class C	2,493,230

Class Y	1,975,370

Institutional Class	3,615,307

Class A:
Net asset value per share	$19.76

Maximum offering price per share (Net asset value of $19.76 divided by 94.50%)	$20.91

Class B:
Net asset value and offering price per share	$19.04

Class C:
Net asset value and offering price per share	$19.05

Class Y:
Net asset value and offering price per share	$19.83

Institutional Class:
Net asset value and offering price per share	$19.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $657,910)	$6,574,744

Dividends from affiliated money market funds	23,826

Total investment income	6,598,570

Expenses:
Advisory fees	2,549,667

Administrative services fees	83,682

Custodian fees	121,270

Distribution fees:
Class A	476,531

Class B	119,527

Class C	240,664

Transfer agent fees — A, B, C and Y	455,112

Transfer agent fees — Institutional	19,377

Trustees’ and officers’ fees and benefits	15,837

Other	118,710

Total expenses	4,200,377

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(34,332)

Net expenses	4,166,045

Net investment income	2,432,525

Realized and unrealized gain from:
Net realized gain from:
Investment securities (net of foreign taxes of $66,389)	13,051,009

Foreign currencies	8,389

13,059,398

Change in net unrealized appreciation (depreciation) of:
Investment securities	12,935,809

Foreign currencies	(4,332)

12,931,477

Net realized and unrealized gain	25,990,875

Net increase in net assets resulting from operations	$28,423,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$2,432,525	$4,553,736

Net realized gain	13,059,398	22,227,445

Change in net unrealized appreciation	12,931,477	81,208,142

Net increase in net assets resulting from operations	28,423,400	107,989,323

Distributions to shareholders from net investment income:
Class A	—	(2,976,716)

Class B	—	(30,466)

Class C	—	(59,060)

Class Y	—	(301,557)

Institutional Class	—	(687,596)

Total distributions from net investment income	—	(4,055,395)

Share transactions–net:
Class A	(22,529,024)	(46,422,532)

Class B	(3,944,701)	(6,951,829)

Class C	(4,359,938)	(6,960,460)

Class Y	5,470,870	6,397,500

Institutional Class	6,568,047	18,008,322

Net increase (decrease) in net assets resulting from share transactions	(18,794,746)	(35,928,999)

Net increase in net assets	9,628,654	68,004,929

Net assets:
Beginning of period	550,706,149	482,701,220

End of period (includes undistributed net investment income (loss) of $2,107,207and $(325,318), respectively)	$560,334,803	$550,706,149

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9        Invesco International Small Company Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco International Small Company Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco International Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $33,359.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $349.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $6,691 in front-end sales commissions from the sale of Class A shares and $19, $10,872 and $771 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

12        Invesco International Small Company Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$7,041,810	$—	$—	$7,041,810

Belgium	3,979,449	—	—	3,979,449

Brazil	21,452,224	—	—	21,452,224

Canada	118,959,955	—	—	118,959,955

China	—	10,339,176	—	10,339,176

Germany	21,788,427	—	—	21,788,427

Greece	8,069,347	—	—	8,069,347

Hong Kong	20,703,959	—	—	20,703,959

Indonesia	—	3,300,814	—	3,300,814

Ireland	25,135,327	—	—	25,135,327

Italy	7,273,613	—	—	7,273,613

Japan	—	36,794,352	—	36,794,352

Malaysia	33,911,835	—	—	33,911,835

Netherlands	7,273,024	—	—	7,273,024

New Zealand	—	4,702,087	—	4,702,087

Norway	15,381,934	7,545,841	—	22,927,775

Philippines	9,674,497	23,775,881	—	33,450,378

South Korea	—	14,157,534	—	14,157,534

Switzerland	9,806,742	—	—	9,806,742

Thailand	—	21,984,307	—	21,984,307

Turkey	4,821,072	—	—	4,821,072

United Kingdom	90,952,897	—	—	90,952,897

United States	33,252,158	—	—	33,252,158

Total Investments	$439,478,270	$122,599,992	$—	$562,078,262

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $624.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

13        Invesco International Small Company Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,010 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$59,336,349

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $48,252,393 and $41,832,873, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$177,236,961

Aggregate unrealized (depreciation) of investment securities	(26,158,902)

Net unrealized appreciation of investment securities	$151,078,059

Cost of investments for tax purposes is $411,000,203.

14        Invesco International Small Company Fund

NOTE 9—Share Information

	Summary of Share Activity

			Year ended
	Six months ended June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	2,703,466	$52,517,433	5,261,862	$83,146,168

Class B	13,658	255,220	96,225	1,474,659

Class C	92,097	1,718,852	358,202	5,493,955

Class Y	538,623	10,406,293	1,149,865	18,511,814

Institutional Class	994,074	19,390,628	1,730,413	28,915,669

Issued as reinvestment of dividends:
Class A	—	—	154,712	2,808,033

Class B	—	—	1,678	29,487

Class C	—	—	3,232	56,793

Class Y	—	—	15,712	285,801

Institutional Class	—	—	38,052	687,596

Automatic conversion of Class B shares to Class A shares:
Class A	67,771	1,322,288	141,047	2,193,832

Class B	(70,214)	(1,322,288)	(146,156)	(2,193,832)

Reacquired:(b)
Class A	(3,962,409)	(76,368,744)	(8,691,872)	(134,570,565)

Class B	(153,416)	(2,877,631)	(418,003)	(6,262,143)

Class C	(326,797)	(6,078,793)	(834,612)	(12,511,208)

Class Y	(254,526)	(4,935,423)	(814,700)	(12,400,115)

Institutional Class	(667,719)	(12,822,581)	(766,697)	(11,594,943)

Net increase (decrease) in share activity	(1,025,392)	$(18,794,746)	(2,721,040)	$(35,928,999)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 4% of the outstanding shares of the fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Net of redemption fees of $15,338 and $22,084 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

15        Invesco International Small Company Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		Investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	Investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/11	$18.75	$0.09	$0.92	$1.01	$—	$—	$—	$19.76	5.39%	$380,071	1.47	%(e)	1.48	%(e)	0.91	%(e)	8%
Year ended 12/31/10	15.05	0.16	3.69	3.85	(0.15)	—	(0.15)	18.75	25.60	382,960	1.57		1.58		1.01		20
Year ended 12/31/09	9.19	0.21	5.82	6.03	(0.17)	—	(0.17)	15.05	65.63	354,624	1.60		1.61		1.76		26
Year ended 12/31/08	22.45	0.24	(12.47)	(12.23)	(0.34)	(0.69)	(1.03)	9.19	(54.24)	189,189	1.57		1.58		1.38		19
Year ended 12/31/07	24.13	0.32	3.79	4.11	(0.38)	(5.41)	(5.79)	22.45	17.39	694,568	1.47		1.50		1.16		40
Year ended 12/31/06	20.52	0.23	7.54	7.77	(0.23)	(3.93)	(4.16)	24.13	38.18	635,318	1.54		1.58		0.93		69

Class B
Six months ended 06/30/11	18.14	0.02	0.88	0.90	—	—	—	19.04	4.96	22,341	2.22	(e)	2.23	(e)	0.16	(e)	8
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	25,086	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	26,946	2.35		2.36		1.01		26
Year ended 12/31/08	21.58	0.11	(11.94)	(11.83)	(0.15)	(0.69)	(0.84)	8.91	(54.61)	19,323	2.32		2.33		0.63		19
Year ended 12/31/07	23.37	0.11	3.67	3.78	(0.16)	(5.41)	(5.57)	21.58	16.54	77,598	2.22		2.25		0.41		40
Year ended 12/31/06	19.95	0.04	7.32	7.36	(0.01)	(3.93)	(3.94)	23.37	37.20	86,236	2.29		2.33		0.18		69

Class C
Six months ended 06/30/11	18.14	0.02	0.89	0.91	—	—	—	19.05	5.02	47,489	2.22	(e)	2.23	(e)	0.16	(e)	8
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	49,484	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	46,646	2.35		2.36		1.01		26
Year ended 12/31/08	21.57	0.11	(11.93)	(11.82)	(0.15)	(0.69)	(0.84)	8.91	(54.58)	28,391	2.32		2.33		0.63		19
Year ended 12/31/07	23.36	0.11	3.67	3.78	(0.16)	(5.41)	(5.57)	21.57	16.53	124,359	2.22		2.25		0.41		40
Year ended 12/31/06	19.94	0.04	7.32	7.36	(0.01)	(3.93)	(3.94)	23.36	37.21	124,161	2.29		2.33		0.18		69

Class Y
Six months ended 06/30/11	18.79	0.11	0.93	1.04	—	—	—	19.83	5.54	39,169	1.22	(e)	1.23	(e)	1.16	(e)	8
Year ended 12/31/10	15.08	0.20	3.70	3.90	(0.19)	—	(0.19)	18.79	25.89	31,780	1.32		1.33		1.26		20
Year ended 12/31/09	9.20	0.26	5.81	6.07	(0.19)	—	(0.19)	15.08	66.09	20,216	1.35		1.36		2.01		26
Year ended 12/31/08(f)	13.37	0.03	(3.17)	(3.14)	(0.34)	(0.69)	(1.03)	9.20	(23.08)	6,638	1.63	(g)	1.63	(g)	1.32	(g)	19

Institutional Class
Six months ended 06/30/11	18.67	0.12	0.92	1.04	—	—	—	19.71	5.57	71,264	1.09	(e)	1.10	(e)	1.29	(e)	8
Year ended 12/31/10	14.98	0.24	3.68	3.92	(0.23)	—	(0.23)	18.67	26.20	61,396	1.10		1.11		1.48		20
Year ended 12/31/09	9.13	0.28	5.79	6.07	(0.22)	—	(0.22)	14.98	66.56	34,269	1.10		1.11		2.26		26
Year ended 12/31/08	22.47	0.32	(12.52)	(12.20)	(0.45)	(0.69)	(1.14)	9.13	(54.02)	15,762	1.13		1.14		1.82		19
Year ended 12/31/07	24.14	0.43	3.80	4.23	(0.49)	(5.41)	(5.90)	22.47	17.90	42,253	1.08		1.11		1.55		40
Year ended 12/31/06	20.52	0.33	7.55	7.88	(0.33)	(3.93)	(4.26)	24.14	38.73	19,384	1.14		1.18		1.33		69

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $384,384, $24,104, $48,532, $36,605 and $66,160 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,054.40	$7.49	$1,017.50	$7.35	1.47%

B	1,000.00	1,050.20	11.29	1,013.79	11.08	2.22

C	1,000.00	1,050.20	11.29	1,013.79	11.08	2.22

Y	1,000.00	1,055.40	6.22	1,018.74	6.11	1.22

Institutional	1,000.00	1,056.20	5.56	1,019.39	5.46	1.09

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco International Small Company Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided

18        Invesco International Small Company Fund

by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Small/Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds.). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco International Small Company Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ISC-SAR-1	Invesco Distributors, Inc.

Invesco Small Cap Equity Fund
Semiannual Report to Shareholders ■ June 30, 2011

Nasdaq:
A: SMEAX ▪ B: SMEBX ▪ C: SMECX ▪ R: SMERX ▪ Y: SMEYX ▪
Institutional: SMEIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.54%

Class B Shares	10.14

Class C Shares	10.05

Class R Shares	10.39

Class Y Shares	10.71

Institutional Class Shares	10.78

S&P 500 Index▼ (Broad Market Index)	6.01

Russell 2000 Index▼ (Style-Specific Index)	6.21

Lipper Small-Cap Core Funds Index▼ (Peer Group Index)	6.18

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charge

Class A Shares

Inception (8/31/00)	6.14%

10 Years	6.45

5 Years	4.44

1 Year	35.44

Class B Shares

Inception (8/31/00)	6.14%

10 Years	6.44

5 Years	4.54

1 Year	37.34

Class C Shares

Inception (8/31/00)	5.93%
10 Years	6.27

5 Years	4.84

1 Year	41.23

Class R Shares

10 Years	6.81%

5 Years	5.38

1 Year	42.95

Class Y Shares

10 Years	7.14%

5 Years	5.80

1 Year	43.73

Institutional Class Shares

10 Years	7.44%

5 Years	6.20

1 Year	43.97

Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                 Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their longterm financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3                 Invesco Small Cap Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.03%(a)
Advertising–1.22%
Interpublic Group of Cos., Inc. (The)	792,618	$9,907,725

Aerospace & Defense–1.55%
AAR Corp.	309,639	8,388,121

Aerovironment, Inc.(b)	119,787	4,234,470

		12,622,591

Agricultural Products–2.37%
Corn Products International, Inc.	174,180	9,628,670

Darling International, Inc.(b)	545,167	9,649,456

		19,278,126

Air Freight & Logistics–0.93%
UTI Worldwide, Inc.	382,096	7,523,470

Apparel Retail–2.20%
Finish Line, Inc. (The)–Class A	367,657	7,867,860

Genesco, Inc.(b)	191,947	10,000,438

		17,868,298

Apparel, Accessories & Luxury Goods–0.97%
Phillips-Van Heusen Corp.	120,425	7,884,225

Application Software–2.94%
Parametric Technology Corp.(b)	316,004	7,245,972

Quest Software, Inc.(b)	302,726	6,880,962

TIBCO Software, Inc.(b)	335,801	9,744,945

		23,871,879

Asset Management & Custody Banks–1.53%
Affiliated Managers Group, Inc.(b)	61,733	6,262,813

SEI Investments Co.	272,837	6,141,561

		12,404,374

Auto Parts & Equipment–3.15%
Dana Holding Corp.(b)	468,344	8,570,695

Modine Manufacturing Co.(b)	506,255	7,781,140

TRW Automotive Holdings Corp.(b)	156,137	9,216,767

		25,568,602

Automotive Retail–0.97%
Penske Automotive Group, Inc.	347,224	7,895,874

Casinos & Gaming–0.68%
Bally Technologies, Inc.(b)	136,704	5,561,119

Coal & Consumable Fuels–0.74%
James River Coal Co.(b)	289,476	6,026,890

Communications Equipment–0.78%
JDS Uniphase Corp.(b)	378,410	6,304,311

Construction & Farm Machinery & Heavy Trucks–3.33%
Manitowoc Co., Inc. (The)	453,825	7,642,413

Titan International, Inc.	439,692	10,666,928

Trinity Industries, Inc.	252,158	8,795,271

		27,104,612

Data Processing & Outsourced Services–1.98%
Henry (Jack) & Associates, Inc.	240,301	7,211,433

Wright Express Corp.(b)	170,889	8,898,190

		16,109,623

Department Stores–1.14%
Dillard’s, Inc.–Class A	176,975	9,227,476

Diversified Chemicals–0.90%
FMC Corp.	85,388	7,345,076

Diversified Metals & Mining–0.85%
Compass Minerals International, Inc.	80,102	6,894,379

Electrical Components & Equipment–2.03%
Belden Inc.	230,091	8,020,972

GrafTech International Ltd.(b)	416,464	8,441,725

		16,462,697

Electronic Equipment & Instruments–1.65%
Electro Scientific Industries, Inc.(b)	175,825	3,393,422

OSI Systems, Inc.(b)	233,173	10,026,439

		13,419,861

Environmental & Facilities Services–2.68%
ABM Industries, Inc.	306,710	7,158,612

Team, Inc.(b)	320,862	7,742,400

Waste Connections, Inc.	218,151	6,921,931

		21,822,943

Food Distributors–0.97%
United Natural Foods, Inc.(b)	183,834	7,844,197

Gas Utilities–0.66%
UGI Corp.	167,748	5,349,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Small Cap Equity Fund

	Shares	Value

Gold–0.51%
Allied Nevada Gold Corp.(b)	59,154	$2,092,277

Detour Gold Corp. (Canada)(b)	72,060	2,088,425

		4,180,702

Health Care Distributors–0.67%
Owens & Minor, Inc.	157,378	5,427,967

Health Care Equipment–1.68%
Greatbatch, Inc.(b)	287,689	7,715,819

Teleflex, Inc.	96,883	5,915,676

		13,631,495

Health Care Facilities–3.19%
Amsurg Corp.(b)	307,687	8,039,861

Hanger Orthopedic Group, Inc.(b)	331,018	8,100,011

Universal Health Services, Inc.–Class B	190,581	9,820,639

		25,960,511

Health Care Services–0.49%
Gentiva Health Services, Inc.(b)	190,147	3,960,762

Health Care Supplies–1.31%
Cooper Cos., Inc. (The)	134,353	10,646,132

Health Care Technology–0.62%
Omnicell, Inc.(b)	323,843	5,048,712

Home Furnishings–0.83%
Ethan Allen Interiors, Inc.	318,758	6,786,358

Industrial Machinery–3.28%
Gardner Denver Inc.	126,650	10,644,932

IDEX Corp.	179,412	8,226,040

Valmont Industries, Inc.	81,174	7,824,362

		26,695,334

Insurance Brokers–0.68%
Arthur J. Gallagher & Co.	193,879	5,533,307

Integrated Telecommunication Services–0.59%
Alaska Communications Systems Group, Inc.(c)	540,325	4,792,683

Internet Software & Services–2.15%
Open Text Corp. (Canada)(b)	139,291	8,917,410

ValueClick, Inc.(b)	518,045	8,599,547

		17,516,957

Investment Banking & Brokerage–1.39%
Evercore Partners, Inc., Class A	223,814	7,457,482

KBW, Inc.	204,450	3,823,215

		11,280,697

Life Sciences Tools & Services–0.97%
Charles River Laboratories International, Inc.(b)	192,997	7,845,328

Managed Health Care–1.15%
Healthspring, Inc.(b)	202,557	9,339,903

Metal & Glass Containers–0.84%
AptarGroup, Inc.	130,227	6,816,081

Office REIT’s–1.75%
Alexandria Real Estate Equities, Inc.	98,968	7,662,103

Digital Realty Trust, Inc.	106,600	6,585,748

		14,247,851

Oil & Gas Drilling–0.91%
Patterson-UTI Energy, Inc.	234,864	7,424,051

Oil & Gas Equipment & Services–3.73%
Dresser-Rand Group, Inc.(b)	144,598	7,772,142

Lufkin Industries, Inc.	87,850	7,559,493

Oceaneering International, Inc.	185,330	7,505,865

Superior Energy Services, Inc.(b)	202,419	7,517,842

		30,355,342

Oil & Gas Exploration & Production–2.09%
Energen Corp.	85,473	4,829,225

Forest Oil Corp.(b)	205,995	5,502,126

SandRidge Energy, Inc.(b)	621,849	6,628,910

		16,960,261

Oil & Gas Refining & Marketing–0.98%
Frontier Oil Corp.	246,251	7,956,370

Packaged Foods & Meats–0.92%
TreeHouse Foods, Inc.(b)	137,435	7,505,325

Paper Products–0.81%
Schweitzer-Mauduit International, Inc.	116,549	6,544,226

Pharmaceuticals–3.26%
Endo Pharmaceuticals Holdings, Inc.(b)	215,811	8,669,128

Questcor Pharmaceuticals, Inc.(b)	379,286	9,140,792

ViroPharma, Inc.(b)	470,086	8,696,591

		26,506,511

Property & Casualty Insurance–1.30%
FPIC Insurance Group, Inc.(b)	134,376	5,600,792

Hanover Insurance Group, Inc.	97,880	3,691,055

Safety Insurance Group, Inc.	29,612	1,244,888

		10,536,735

Real Estate Services–0.99%
Jones Lang LaSalle Inc.	85,540	8,066,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Cap Equity Fund

	Shares	Value

Regional Banks–4.58%
Associated Banc-Corp	412,876	$5,738,977

Commerce Bancshares, Inc.	141,560	6,087,080

East West Bancorp, Inc.	346,489	7,002,543

Texas Capital Bancshares, Inc.(b)	192,612	4,975,168

Wintrust Financial Corp.	215,718	6,941,805

Zions Bancorp.	269,732	6,476,265

		37,221,838

Restaurants–4.07%
Brinker International, Inc.	318,556	7,791,880

DineEquity, Inc.(b)	142,060	7,425,476

P.F. Chang’s China Bistro, Inc.	123,874	4,984,690

Papa John’s International, Inc.(b)	148,959	4,954,376

Texas Roadhouse, Inc.	452,428	7,933,325

		33,089,747

Retail REIT’s–0.92%
Tanger Factory Outlet Centers, Inc.	279,100	7,471,507

Semiconductor Equipment–2.50%
Advanced Energy Industries, Inc.(b)	362,314	5,358,624

Cymer, Inc.(b)	151,567	7,504,082

Veeco Instruments Inc.(b)	154,700	7,489,027

		20,351,733

Semiconductors–2.06%
Lattice Semiconductor Corp.(b)	1,182,468	7,709,691

Semtech Corp.(b)	329,225	9,001,012

		16,710,703

Specialized REIT’s–0.99%
LaSalle Hotel Properties	304,596	8,023,059

Specialty Chemicals–3.62%
Innophos Holdings, Inc.	218,806	10,677,733

Kraton Performance Polymers, Inc.(b)	229,276	8,980,741

PolyOne Corp.	632,426	9,783,630

		29,442,104

Specialty Stores–1.31%
GNC Acquisition Holdings Inc.(b)	489,600	10,678,176

Systems Software–1.04%
Ariba, Inc.(b)	246,239	8,487,858

Technology Distributors–0.69%
Ingram Micro, Inc.–Class A(b)	309,319	5,611,047

Trading Companies & Distributors–1.03%
Beacon Roofing Supply, Inc.(b)	368,291	8,404,401

Trucking–1.91%
Landstar System, Inc.	130,357	6,058,994

Old Dominion Freight Line, Inc.(b)	253,241	9,445,889

		15,504,883

Total Common Stocks & Other Equity Interests (Cost $585,593,304)		796,860,911

Money Market Funds–2.23%
Liquid Assets Portfolio–Institutional Class(d)	9,083,588	9,083,588

Premier Portfolio–Institutional Class(d)	9,083,587	9,083,587

Total Money Market Funds (Cost $18,167,175)		18,167,175

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.26% (Cost $603,760,479)		815,028,086

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.09%
Liquid Assets Portfolio–Institutional Class (Cost $724,360)(d)(e)	724,360	724,360

TOTAL INVESTMENTS–100.35% (Cost $604,484,839)		815,752,446

OTHER ASSETS LESS LIABILITIES–(0.35)%		(2,834,528)

NET ASSETS–100.00%		$812,917,918

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Industrials	16.7%

Consumer Discretionary	16.5

Information Technology	15.8

Financials	14.1

Health Care	13.3

Energy	7.9

Materials	7.5

Consumer Staples	4.3

Utilities	1.3

Telecommunication Services	0.6

Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $585,593,304)*	$796,860,911

Investments in affiliated money market funds, at value and cost	18,891,535

Total investments, at value (Cost $604,484,839)	815,752,446

Receivable for:
Investments sold	106,737

Fund shares sold	3,935,886

Dividends	465,187

Investment for trustee deferred compensation and retirement plans	62,448

Other assets	37,485

Total assets	820,360,189

Liabilities:
Payable for:
Investments purchased	2,955,074

Fund shares reacquired	3,043,604

Collateral upon return of securities loaned	724,360

Accrued fees to affiliates	539,988

Accrued other operating expenses	45,200

Trustee deferred compensation and retirement plans	134,045

Total liabilities	7,442,271

Net assets applicable to shares outstanding	$812,917,918

Net assets consist of:
Shares of beneficial interest	$618,707,454

Undistributed net investment income (loss)	(2,035,892)

Undistributed net realized gain (loss)	(15,021,251)

Unrealized appreciation	211,267,607

$812,917,918

Net Assets:
Class A	$423,028,077

Class B	$28,020,397

Class C	$57,737,087

Class R	$85,523,150

Class Y	$50,278,999

Institutional Class	$168,330,208

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	31,264,806

Class B	2,283,810

Class C	4,707,471

Class R	6,489,590

Class Y	3,687,290

Institutional Class	11,951,721

Class A:
Net asset value per share	$13.53

Maximum offering price per share (Net asset value of $13.53 divided by 94.50%)	$14.32

Class B:
Net asset value and offering price per share	$12.27

Class C:
Net asset value and offering price per share	$12.26

Class R:
Net asset value and offering price per share	$13.18

Class Y:
Net asset value and offering price per share	$13.64

Institutional Class:
Net asset value and offering price per share	$14.08

*	At June 30, 2011, securities with an aggregate value of $702,868 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$2,915,429

Dividends from affiliated money market funds (includes securities lending income of $38,487)	52,785

Total investment income	2,968,214

Expenses:
Advisory fees	2,710,962

Administrative services fees	110,206

Custodian fees	8,314

Distribution fees:

Class A	501,851

Class B	154,514

Class C	269,391

Class R	202,723

Transfer agent fees — A, B, C, R and Y	812,391

Transfer agent fees — Institutional	29,750

Trustees’ and officers’ fees and benefits	18,724

Other	84,557

Total expenses	4,903,383

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(19,883)

Net expenses	4,883,500

Net investment income (loss)	(1,915,286)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $168,831)	35,928,210

Foreign currencies	(5,253)

35,922,957

Change in net unrealized appreciation of investment securities	37,716,486

Net realized and unrealized gain	73,639,443

Net increase in net assets resulting from operations	$71,724,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(1,915,286)	$(2,572,404)

Net realized gain	35,922,957	10,050,440

Change in net unrealized appreciation	37,716,486	135,750,121

Net increase in net assets resulting from operations	71,724,157	143,228,157

Share transactions–net:
Class A	19,997,799	11,775,442

Class B	(6,965,942)	(17,415,559)

Class C	6,076,828	(4,057,434)

Class R	1,440,695	5,128,668

Class Y	21,072,610	9,298,963

Institutional Class	32,963,695	57,624,819

Net increase in net assets resulting from share transactions	74,585,685	62,354,899

Net increase in net assets	146,309,842	205,583,056

Net assets:
Beginning of period	666,608,076	461,025,020

End of period (includes undistributed net investment income (loss) of $(2,035,892) and $(120,606), respectively)	$812,917,918	$666,608,076

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

10        Invesco Small Cap Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

11        Invesco Small Cap Equity Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

12        Invesco Small Cap Equity Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $17,772.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $738.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $68,918 in front-end sales commissions from the sale of Class A shares and $3,025, $13,714 and $575 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$815,752,446	$—	$—	$815,752,446

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

13        Invesco Small Cap Equity Fund

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $207,206 and securities sales of $241,981, which resulted in net realized gains of $168,831.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,373.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,093 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$4,064,773

December 31, 2017	45,227,679

Total capital loss carryforward	$49,292,452

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $211,378,764 and $135,349,568, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$220,838,730

Aggregate unrealized (depreciation) of investment securities	(11,222,879)

Net unrealized appreciation of investment securities	$209,615,851

Cost of investments for tax purposes is $606,136,595.

14        Invesco Small Cap Equity Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	5,786,282	$75,858,170	8,015,615	$84,518,116

Class B	165,574	1,989,194	449,091	4,322,050

Class C	1,092,431	13,077,991	947,168	8,971,288

Class R	1,883,079	23,946,932	2,498,360	25,499,574

Class Y	1,823,344	24,208,818	1,280,430	13,792,688

Institutional Class	3,732,344	51,319,078	7,947,286	83,435,944

Automatic conversion of Class B shares to Class A shares:
Class A	410,861	5,461,941	1,244,059	12,966,027

Class B	(452,220)	(5,461,941)	(1,361,391)	(12,966,027)

Reacquired:
Class A	(4,685,040)	(61,322,312)	(8,271,486)	(85,708,701)

Class B	(293,272)	(3,493,195)	(932,530)	(8,771,582)

Class C	(590,265)	(7,001,163)	(1,380,569)	(13,028,722)

Class R	(1,771,553)	(22,506,237)	(2,010,282)	(20,370,906)

Class Y	(236,134)	(3,136,208)	(431,601)	(4,493,725)

Institutional Class	(1,349,616)	(18,355,383)	(2,340,969)	(25,811,125)

Net increase in share activity	5,515,815	$74,585,685	5,653,181	$62,354,899

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

15        Invesco Small Cap Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset	Net	securities		Distributions				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers and/or		income
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$12.24	$(0.03)	$1.32	$1.29	$—	$13.53	10.54%	$423,028	1.31	%(d)	1.31	%(d)	(0.50	)%(d)	18%
Year ended 12/31/10	9.52	(0.04)	2.76	2.72	—	12.24	28.57	364,210	1.38		1.38		(0.41)		36
Year ended 12/31/09	7.91	(0.03)	1.64	1.61	—	9.52	20.35	273,744	1.52		1.52		(0.41)		40
Year ended 12/31/08	11.72	(0.02)	(3.67)	(3.69)	(0.12)	7.91	(31.45)	227,885	1.41		1.41		(0.19)		51
Year ended 12/31/07	12.24	(0.05)	0.64	0.59	(1.11)	11.72	4.92	343,993	1.37		1.43		(0.42)		49
Year ended 12/31/06	12.26	(0.07)	2.16	2.09	(2.11)	12.24	16.83	245,868	1.49		1.60		(0.55)		56

Class B
Six months ended 06/30/11	11.14	(0.07)	1.20	1.13	—	12.27	10.14	28,020	2.06	(d)	2.06	(d)	(1.25	)(d)	18
Year ended 12/31/10	8.73	(0.11)	2.52	2.41	—	11.14	27.61	31,908	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)	1.52	1.43	—	8.73	19.59	41,092	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)	(3.41)	(3.50)	(0.12)	7.30	(32.01)	50,220	2.16		2.16		(0.94)		51
Year ended 12/31/07	11.56	(0.14)	0.61	0.47	(1.11)	10.92	4.16	107,417	2.12		2.18		(1.17)		49
Year ended 12/31/06	11.77	(0.17)	2.07	1.90	(2.11)	11.56	15.90	126,111	2.24		2.35		(1.30)		56

Class C
Six months ended 06/30/11	11.14	(0.07)	1.19	1.12	—	12.26	10.05	57,737	2.06	(d)	2.06	(d)	(1.25	)(d)	18
Year ended 12/31/10	8.72	(0.11)	2.53	2.42	—	11.14	27.75	46,838	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)	1.51	1.42	—	8.72	19.45	40,466	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)	(3.41)	(3.50)	(0.12)	7.30	(32.01)	36,470	2.16		2.16		(0.94)		51
Year ended 12/31/07	11.56	(0.14)	0.61	0.47	(1.11)	10.92	4.16	53,684	2.12		2.18		(1.17)		49
Year ended 12/31/06	11.76	(0.17)	2.08	1.91	(2.11)	11.56	16.00	57,221	2.24		2.35		(1.30)		56

Class R
Six months ended 06/30/11	11.94	(0.05)	1.29	1.24	—	13.18	10.39	85,523	1.56	(d)	1.56	(d)	(0.75	)(d)	18
Year ended 12/31/10	9.30	(0.07)	2.71	2.64	—	11.94	28.39	76,136	1.63		1.63		(0.66)		36
Year ended 12/31/09	7.75	(0.05)	1.60	1.55	—	9.30	20.00	54,795	1.77		1.77		(0.66)		40
Year ended 12/31/08	11.51	(0.04)	(3.60)	(3.64)	(0.12)	7.75	(31.59)	23,879	1.66		1.66		(0.44)		51
Year ended 12/31/07	12.07	(0.09)	0.64	0.55	(1.11)	11.51	4.65	26,251	1.62		1.68		(0.67)		49
Year ended 12/31/06	12.15	(0.11)	2.14	2.03	(2.11)	12.07	16.47	27,946	1.74		1.85		(0.80)		56

Class Y
Six months ended 06/30/11	12.32	(0.02)	1.34	1.32	—	13.64	10.71	50,279	1.06	(d)	1.06	(d)	(0.25	)(d)	18
Year ended 12/31/10	9.56	(0.02)	2.78	2.76	—	12.32	28.87	25,875	1.13		1.13		(0.16)		36
Year ended 12/31/09	7.91	(0.01)	1.66	1.65	—	9.56	20.86	11,957	1.27		1.27		(0.16)		40
Year ended 12/31/08(e)	9.62	(0.00)	(1.59)	(1.59)	(0.12)	7.91	(16.48)	3,534	1.29	(f)	1.30	(f)	(0.07	)(f)	51

Institutional Class
Six months ended 06/30/11	12.71	—	1.37	1.37	—	14.08	10.78	168,330	0.83	(d)	0.83	(d)	(0.02	)(d)	18
Year ended 12/31/10	9.83	0.01	2.87	2.88	—	12.71	29.30	121,641	0.89		0.89		0.08		36
Year ended 12/31/09	8.12	0.02	1.69	1.71	—	9.83	21.06	38,971	0.90		0.90		0.21		40
Year ended 12/31/08	11.96	0.04	(3.76)	(3.72)	(0.12)	8.12	(31.07)	23,957	0.84		0.84		0.37		51
Year ended 12/31/07	12.40	0.01	0.66	0.67	(1.11)	11.96	5.50	38,463	0.84		0.89		0.11		49
Year ended 12/31/06	12.33	0.01	2.17	2.18	(2.11)	12.40	17.45	17,122	0.90		1.01		0.04		56

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 20007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $404,808, $31,159, $54,325, $81,761, $37,134 and $139,675 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,109.10	$6.85	$1,018.30	$6.56	1.31%

B	1,000.00	1,105.50	10.75	1,014.58	10.29	2.06

C	1,000.00	1,105.60	10.75	1,014.58	10.29	2.06

R	1,000.00	1,107.70	8.15	1,017.06	7.80	1.56

Y	1,000.00	1,110.70	5.55	1,019.54	5.31	1.06

Institutional	1,000.00	1,111.90	4.35	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

18        Invesco Small Cap Equity Fund

to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers serves as a sub-adviser to three mutual funds and that the effective fee sub-advisory rate is below the effective fee advisory rate of the Fund.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers advise funds with comparable investment strategies in other jurisdictions; however, the Board did not consider comparisons of fees charged to those funds to be apt, as those fees may include more than investment management services.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Small Cap Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SCE-SAR-1                 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 2, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 2, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: September 2, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.